Fair Value Measurements -- FV & CV Hierarchy Basis Table (Details) (10-Q) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents			$ 165
Investment securities	$ 1,788	$ 1,867	2,935
Restricted cash	558	676	218
Other assets:
Escrow advance receivable		11	8
Liabilities
Long-term debt		17,616	9,182
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	658	939	879
Investment securities	1,788	1,867	2,935
Net finance receivables, less allowance for finance receivable losses	13,198	14,967	6,307
Finance receivables held for sale	166	793	205
Restricted cash	558	676	218
Other assets:
Commercial mortgage loans	45	62	85
Escrow advance receivable	9	11	8
Receivables related to sales of real estate loans and related trust assets	5	5	79
Liabilities
Long-term debt	13,994	17,300
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	658	939	879
Investment securities	1,788	1,867	2,935
Net finance receivables, less allowance for finance receivable losses	13,984	15,943	6,979
Finance receivables held for sale	166	819	209
Restricted cash	558	676	218
Other assets:
Commercial mortgage loans	45	62	78
Escrow advance receivable	9	11	8
Receivables related to sales of real estate loans and related trust assets	1	1	67
Liabilities
Long-term debt	14,577	17,616
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	69	0	165
Investment securities	1,743	1,829	2,926
Net finance receivables, less allowance for finance receivable losses		0	0
Finance receivables held for sale		0	0
Restricted cash		0	0
Other assets:
Commercial mortgage loans		0	0
Escrow advance receivable		0	0
Receivables related to sales of real estate loans and related trust assets	1	1	67
Liabilities
Long-term debt	14,577	17,616
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents		0	0
Investment securities	10	2	9
Net finance receivables, less allowance for finance receivable losses	13,984	15,943	6,979
Finance receivables held for sale	166	819	209
Restricted cash		0	0
Other assets:
Commercial mortgage loans	45	62	78
Escrow advance receivable	9	11	8
Receivables related to sales of real estate loans and related trust assets	0	0	0
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	589	939	714
Investment securities	35	36	0
Net finance receivables, less allowance for finance receivable losses		0	0
Finance receivables held for sale		0	0
Restricted cash	$ 558	676	218
Other assets:
Commercial mortgage loans		0	0
Escrow advance receivable		0	0
Receivables related to sales of real estate loans and related trust assets		$ 0	$ 0